Note 19 - Share-based Compensation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands										1 Months Ended		12 Months Ended
	Jul. 01, 2014 ¥ / shares shares	Jun. 24, 2013 ¥ / shares shares	Apr. 02, 2012 ¥ / shares shares	Mar. 12, 2012 ¥ / shares	Mar. 12, 2012 ¥ / shares $ / shares	Mar. 12, 2012 ¥ / shares shares	Mar. 12, 2012 ¥ / shares $ / shares shares	Mar. 09, 2009 ¥ / shares shares	Nov. 21, 2008 ¥ / shares shares	Oct. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2014 ¥ / shares shares	Nov. 30, 2014 $ / shares shares	Oct. 31, 2014 shares	Dec. 31, 2012 ¥ / shares shares	Mar. 29, 2012 shares	Mar. 12, 2012 $ / shares	Mar. 09, 2009 $ / shares	Nov. 21, 2008 $ / shares
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												¥ 17,653	¥ 23,598	¥ 45,317
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												6,754,720	1,704,380
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												429,328	2,113,656	1,431,734
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											131,729,497	75,063,552	82,247,600	131,729,497	75,063,552				133,161,231
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number												7,288,151			7,288,151
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Yuan Renminbi) | ¥												¥ 4,893
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												67,775,401			67,775,401
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares											¥ 1.92	¥ 1.93	¥ 1.93	¥ 1.92					¥ 1.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 1.94
Inscom Options 2013 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent																				65.10%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				202,400,000
Share Based Compensation Arrangement by Share Based Payment Award, Shares Authorized as Percentage of Total Number of Ordinary Shares																				20.00%
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares		¥ 1.20
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥														¥ 6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												4,119,879
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												16,538,433			16,538,433
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												16,538,433			16,538,433
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars) | $															$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 0.025
Inscom Options 2013 Plan [Member] | Entrepreneurial Agents [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,914,312
Inscom Options 2013 Plan [Member] | Employees [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		14,744,000
InsCom Options 2014 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares	¥ 0.028
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥													¥ 109
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | ¥ / shares	¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												2,073,794
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												9,592,487			9,592,487
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												9,592,487			9,592,487
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												3 years 292 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars) | $															$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 0.028
InsCom Options 2014 Plan [Member] | Entrepreneurial Agents [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,477,281
InsCom Options 2014 Plan [Member] | Employees [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,189,000
Inscom Options 2012 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥														6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | ¥ / shares			¥ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | ¥ / shares			¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												6,036,035
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												54,972,301			54,972,301
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period												0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												54,972,301			54,972,301
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 0.025
Inscom Options 2012 Plan [Member] | Entrepreneurial Agents [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			36,515,586
Inscom Options 2012 Plan [Member] | Employees [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			24,492,750
Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						92,845,000	92,845,000
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												¥ 12,940	¥ 22,200	¥ 35,732
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												5,923,620
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | (per share)				¥ 1.90	¥ 1.90	¥ 1.90	¥ 1.90									¥ 0.006	$ 0.001				$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | (per share)						¥ 0.26	¥ 0.04
Share Based Compensation Arrangement by Share Based Payment Award, Risk Premium						1.05%	1.05%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												114,250	932,305	786,670
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												39,838,822			39,838,822
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												32,770,447			32,770,447
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 0.006
Options 2012 Plan G [Member] | Director [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						8,800,000	8,800,000
Options 2012 Plan G [Member] | Independent Director [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | (per share)				1.98	1.98	¥ 1.98	¥ 1.98														0.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						3,200,000	3,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | (per share)						¥ 0.17	¥ 0.03
Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						3,800,000	3,800,000
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												¥ 1,213	¥ 1,289	¥ 1,288
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | (per share)				1.90	¥ 1.90	¥ 1.90	¥ 1.90									¥ 0.006	$ 0.001				$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | (per share)				¥ 0.26	¥ 0.04
Share Based Compensation Arrangement by Share Based Payment Award, Risk Premium													1.05%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												284,978	898,740	143,664
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												1,023,310			1,023,310
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												803,534			803,534
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 0.006
Options 2012 Plan H [Member] | Entrepreneurial Agents [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						3,000,000	3,000,000
Options 2012 Plan H [Member] | Captains [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						800,000	800,000
Options 2010 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												62,140
Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								10,000,000
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥														¥ 238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												394,420
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | (per share)								¥ 2.30														$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | ¥ / shares								¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												30,100	110,900	231,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												6,575,480			6,575,480
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												6,575,480			6,575,480
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 2.30
Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									32,000,000
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥														¥ 946
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												374,540
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | (per share)									¥ 1.90														$ 0.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value | ¥ / shares									¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period													171,700	269,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number												27,625,940			27,625,940
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number												27,625,940			27,625,940
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares												¥ 1.90
2008 Options and 2009 Options [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost (in Yuan Renminbi) | ¥											¥ 6,700
Inscom Options [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Yuan Renminbi per share) | ¥ / shares											¥ 0.025
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost (in Yuan Renminbi) | ¥										¥ 100	¥ 401
Share-based Compensation, Options, Extended Period											1 year
Options 2012 Plan G and Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																46,722,500	46,722,500	96,645,000
Options Modified into Shares Options													91,327,722
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													45,663,861
Option Modification [Member] | Options 2012 Plan G and Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥													¥ 0
Vest on June 30, 2015 [Member] | InsCom Options 2014 Plan [Member] | Entrepreneurial Agents [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,477,281
Vest on June 30, 2015 [Member] | InsCom Options 2014 Plan [Member] | Employees [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,930,000
Vest on July 1, 2014 [Member] | InsCom Options 2014 Plan [Member] | Employees [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	4,259,000
Option I1 [Member] | Vesting on April 2, 2012 [Member] | Inscom Options 2012 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			86.00%
Option I2 [Member] | Vesting on June 30, 2013 [Member] | Inscom Options 2012 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			14.00%
Option I3 [Member] | Vesting on April 2, 2012 [Member] | Inscom Options 2012 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			36.00%
Option I4 [Member] | Vesting on June 30, 2013 [Member] | Inscom Options 2012 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			64.00%
Option G1 [Member] | Vesting on May 31, 2012 [Member] | Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%	20.00%
Option G2 [Member] | Vesting on May 31, 2013 [Member] | Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%	20.00%
Option G3 [Member] | Vesting on May 31, 2014 [Member] | Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						25.00%	25.00%
Option G4 [Member] | Vesting on May 31, 2015 [Member] | Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%	20.00%
Option G5 [Member] | Vesting on May 31, 2016 [Member] | Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						15.00%	15.00%
Option H1 [Member] | Vesting on May 31, 2014 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						40.00%	40.00%
Option H2 [Member] | Vesting on May 31, 2015 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						40.00%	40.00%
Option H3 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares															$ 0.46
Option H3 [Member] | Vesting on May 31, 2016 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%	20.00%
Option H4 [Member] | Vesting on May 31, 2014 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						40.00%	40.00%
Option H5 [Member] | Vesting on May 31, 2015 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						40.00%	40.00%
Option H6 [Member] | Vesting on May 31, 2016 [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%	20.00%
Option D 1 [Member] | Vesting on March 31, 2010 [Member] | Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								30.00%
Option D 2 [Member] | Vesting on March 31, 2011 [Member] | Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								30.00%
Option D 3 [Member] | Vesting on March 31, 2012 [Member] | Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								20.00%
Option D 4 [Member] | Vesting on March 31, 2013 [Member] | Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								20.00%
Option C 1 [Member] | Vesting on March 31, 2010 [Member] | Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									30.00%
Option C 2 [Member] | Vesting on March 31, 2011 [Member] | Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									30.00%
Option C 3 [Member] | Vesting on March 31, 2012 [Member] | Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									20.00%
Option C 4 [Member] | Vesting on March 31, 2013 [Member] | Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									20.00%
Forfeited Options [Member] | Options 2012 Plan G [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												¥ 0	0	¥ 0
Forfeited Options [Member] | Options 2012 Plan H [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												0	0	0
Forfeited Options [Member] | Options 2009 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												0	0	0
Forfeited Options [Member] | Options 2008 Plan [Member]
Note 19 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense (in Yuan Renminbi) | ¥												¥ 0	¥ 0	¥ 0